Net income per ordinary share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	81,398,071	52,909,368	81,430,507	52,860,414
Effect of dilutive share options and other awards outstanding under share based compensation programs	914,875	472,133	1,032,335	434,021
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,312,946	53,381,501	82,462,842	53,294,435

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Net income per Ordinary Share attributable to the Group:
Basic	$1.42	$1.40	$2.80	$3.23
Diluted	$1.41	$1.38	$2.76	$3.21